Shareholder Report, Average Annual Return (Details) WE0000000002541A_Dimensional Emerging Markets ex China Core Equity ETF_Single_TSR Annual {Single}	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Dimensional Emerging Markets ex China Core Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dimensional Emerging Markets ex China Core Equity ETF – NAV
Average Annual Return, Percent	22.65%
MSCI Emerging Markets ex China Index (net div.)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets ex China Index (net div.)
Average Annual Return, Percent	29.38%